COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6:-	COMMITMENTS AND CONTINGENCIES

a.	Litigations:

1.
In 2003, the Brazilian tax authority filed a claim against the Company’s inactive subsidiary in Brazil, SPC International Ltda., for the payment of taxes allegedly due from the subsidiary. After numerous hearings and appeals at various appellate levels in Brazil, the Supreme Court ruled against the subsidiary in final non-appealable decisions published in June 2017. As of June 30, 2023, the total amount of this claim, including interest, penalties and legal fees is approximately $7,738, of which approximately $838 is the principal. The Brazilian tax authorities initiated foreclosure proceedings against the subsidiary and certain of its former managers. The foreclosure proceedings against the former managers were cancelled by the court in a final and non-appealable decision issued in July 2017. While foreclosure and other collection proceedings are pending against the subsidiary, based on Brazilian external counsel’s opinion, the Company believes that the subsidiary has solid arguments to sustain its position that further collection proceedings and inclusion of any additional co-obligors in the tax foreclosure certificate are barred due to statute of limitation and that the foreclosure procedures cannot legally be redirected to other group entities and managers who were not initially cited in the foreclosure proceeding due to the passage of the statute of limitation. Accordingly, the Company believes that the chances that such redirection will lead to a loss recognition are remote.

2.
In 2014, the Company’s Peruvian subsidiary, Gilat To Home Peru S.A., ("GTH"), initiated arbitration proceedings in Lima against the Ministry of Transport and Communications of Peru, ("MTC"), and the Programa Nacional de Telecomunicaciones ("Pronatel"). The arbitration was related to the Pronatel projects awarded to the Company in 2000-2001. Under these projects, GTH provided fixed public telephony services in rural areas of Peru. GTH’s main claim was related to damages caused by the promotion of mobile telephony in such areas by the Peruvian government in the years 2011-2015. In June 2018, the arbitration tribunal issued an arbitration award ordering MTC and Pronatel to pay GTH approximately $14,000. The arbitration award in favor of GTH was confirmed by the Peruvian Superior Court, which ordered MTC and Pronatel in November 2020 to pay the arbitration-award amount. Following the Superior Court’s decision, GTH has initiated collection procedures against MTC and Pronatel. In January 2023 the first payment of $3,213 was paid to GTH and was recognized as income under "Other operating expenses (income), net" in the condensed interim consolidated statements of income (loss) for the six months ended June 30, 2023. See note 15.

In October 2019, GTH initiated additional arbitration proceedings against MTC and Pronatel based on similar grounds for the years 2015-2019. In June 2022, the arbitration tribunal issued an arbitration award ordering MTC and Pronatel to pay GTH approximately $15,000. In September 2022 MTC filed an annulment action against the award that was rejected in March 2023. MTC filed a constitutional grievance action appeal (Amparo) against this decision in May 2023 and, in parallel, in October 2022 GTH initiated an enforcement process for collection of the awarded amount. The Company recognized an expense of $251, due to legal success fees, under "Other operating expenses (income), net" in the condensed interim consolidated statements of income (loss) for the six months ended June 30, 2023. See note 15. Based on the advice of counsel, the Company believes that the chances of success of the proceedings seeking to annul the award are remote.

3.
In 2018, Gilat Networks Peru S.A. ("GNP"), the Company’s subsidiary in Peru, won a government bid for two additional regional projects in the Amazonas and Ica regions in Peru for Pronatel with a contractual value of approximately $154,000. GMC Engineering Solutions and SATEL Comunicaciones y Datos, two of the three entities comprising the losing bidder consortium, applied to the superior court in Lima to cancel the bid and obtained a preliminary injunction against the award. Although the lawsuit did not name GNP as a defendant, GNP was served as an interested third party in the process and filed its objection and defenses. Even though the legal proceedings continue, currently, following Pronatel’s request, GNP continues performing these projects. Based on the advice of counsel, the Company believes that the chances of success of the proceedings seeking to cancel the bid are remote.

In addition, the Company is in the midst of different stages of audits and disputes with various tax authorities in different parts of the world. Further, the Company is the defendant in various other lawsuits, including employment-related litigation claims and may be subject to other legal proceedings in the normal course of its business. While the Company intends to defend the aforementioned matters vigorously, it believes that a loss in excess of its accrued liability with respect to these claims is not probable.

b.	Guarantees:

The Company guarantees its performance to certain customers, mainly through bank guarantees and corporate guarantees. Guarantees are often required for the Company's performance during the installation and operational periods. The guarantees typically expire when certain operational milestones are met.

As of June 30, 2023, the aggregate amount of bank guarantees outstanding in order to secure the Company's various obligations was approximately $82,000, including an aggregate of approximately $77,700 on behalf of its subsidiaries in Peru. In order to secure these guarantees the Company provided a floating charge on its assets as well as other pledges, including a fixed pledge, on certain assets and property. In addition, the Company has approximately $400 of restricted cash to secure these guarantees.

All of the above guarantees are performance guarantees for the Company's own performance, in accordance with ASC 460, "Guarantees" ("ASC 460"), such guarantees are excluded from the scope of ASC 460. The Company has not recorded any liability for such amounts, since the Company expects that its performance will be acceptable. To date, no guarantees have ever been exercised against the Company.

c.	Commitments:

During the six months ended June 30, 2023, the Company has not entered into any new commitments with material effect on the Company’s condensed interim consolidated financial statements.